T. ROWE PRICE Corporate Income Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 4.9%
Other Asset-Backed Securities 4.9%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 2,794 2,840
DB Master Finance
Series 2017-1A, Class A2II
4.03%, 11/20/47 (1) 574 610
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (1) 3,909 4,049
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 2,607 2,762
FOCUS Brands Funding
Series 2017-1A, Class A2IB
3.857%, 4/30/47 (1) 852 873
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 618 700
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 815 829
Jack in the Box Funding
Series 2019-1A, Class A2II
4.476%, 8/25/49 (1) 3,697 3,912
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 390 391
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 188 189
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 6,015 6,031
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 4,768 5,088
Taco Bell Funding
Series 2021-1A, Class A2I
1.946%, 8/25/51 (1) 3,585 3,593
Wendy's Funding
Series 2019-1A, Class A2I
3.783%, 6/15/49 (1) 3,686 3,916

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 3,467 3,569
Total Asset-Backed Securities
(Cost $38,029) 39,352
CONVERTIBLE BONDS 0.2%
INDUSTRIAL 0.2%
Technology 0.2%
MicroStrategy, Zero Coupon, 2/15/27 (1) 1,870 1,490
Total Industrial 1,490
Total Convertible Bonds
(Cost $1,496) 1,490
CONVERTIBLE PREFERRED STOCKS 0.1%
UTILITY 0.1%
Electric 0.1%
Southern, Series A, 6.75%, 8/1/22  20 1,081
Total Utility 1,081
Total Convertible Preferred Stocks
(Cost $1,022) 1,081
CORPORATE BONDS 82.1%
FINANCIAL INSTITUTIONS 40.1%
Banking 30.0%
Banco Bilbao Vizcaya Argentaria, 1.125%, 9/18/25  3,600 3,582
Banco Santander, 2.749%, 12/3/30  4,400 4,412
Banco Santander Chile, 2.70%, 1/10/25 (1) 3,837 4,000
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,815 2,059
Bank of America, VR, 1.734%, 7/22/27 (2) 3,910 3,966
Bank of America, VR, 2.831%, 10/24/51 (2) 4,040 3,992
Bank of America, VR, 3.194%, 7/23/30 (2) 4,895 5,301
Bank of America, VR, 4.271%, 7/23/29 (2) 10,265 11,796
Bank of America, Series N, VR, 1.658%, 3/11/27 (2) 7,700 7,765
Barclays, VR, 2.852%, 5/7/26 (2) 4,380 4,624
BBVA Bancomer, VR, 5.875%, 9/13/34 (1)(2) 4,840 5,339
BNP Paribas, VR, 1.323%, 1/13/27 (1)(2) 10,360 10,224
Capital One Financial, VR, 2.359%, 7/29/32 (2) 4,100 4,074
Citigroup, VR, 2.561%, 5/1/32 (2) 3,005 3,094

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup, VR, 2.572%, 6/3/31 (2) 7,250 7,458
Citigroup, VR, 3.98%, 3/20/30 (2) 3,570 4,056
Citigroup, VR, 4.412%, 3/31/31 (2) 5,725 6,708
Citigroup, Series W, VR, 4.00% (2)(3) 1,275 1,326
Credit Agricole, VR, 1.247%, 1/26/27 (1)(2) 5,390 5,327
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(2) 4,355 4,512
Goldman Sachs Group, 3.85%, 1/26/27  4,370 4,821
Goldman Sachs Group, VR, 1.992%, 1/27/32 (2) 7,205 7,057
Goldman Sachs Group, VR, 2.383%, 7/21/32 (2) 4,255 4,308
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2) 5,950 6,138
Goldman Sachs Group, VR, 3.814%, 4/23/29 (2) 7,485 8,390
Goldman Sachs Group, VR, 4.223%, 5/1/29 (2) 1,140 1,303
HSBC Holdings, 4.95%, 3/31/30  2,770 3,343
HSBC Holdings, VR, 2.206%, 8/17/29 (2) 2,135 2,134
HSBC Holdings, VR, 2.804%, 5/24/32 (2) 2,775 2,865
HSBC Holdings, VR, 2.848%, 6/4/31 (2) 5,605 5,843
ING Groep, VR, 1.726%, 4/1/27 (2) 1,750 1,772
JPMorgan Chase, VR, 1.953%, 2/4/32 (2) 3,955 3,874
JPMorgan Chase, VR, 2.58%, 4/22/32 (2) 4,960 5,124
JPMorgan Chase, VR, 3.109%, 4/22/51 (2) 3,940 4,127
JPMorgan Chase, VR, 4.203%, 7/23/29 (2) 5,265 6,054
Kookmin Bank, 2.50%, 11/4/30 (1) 3,615 3,655
Morgan Stanley, VR, 1.593%, 5/4/27 (2) 1,810 1,829
Morgan Stanley, VR, 1.794%, 2/13/32 (2) 2,900 2,805
Morgan Stanley, VR, 2.699%, 1/22/31 (2) 7,080 7,405
Morgan Stanley, VR, 3.217%, 4/22/42 (2) 1,135 1,216
Morgan Stanley, VR, 3.772%, 1/24/29 (2) 5,300 5,918
Morgan Stanley, VR, 4.431%, 1/23/30 (2) 3,430 3,999
Morgan Stanley, VR, 5.597%, 3/24/51 (2) 995 1,507
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (2) 6,590 6,618
Shinhan Bank, VR, 3.875%, 12/7/26 (2) 3,830 3,859
Standard Chartered, VR, 4.644%, 4/1/31 (1)(2) 8,340 9,766
Wells Fargo, 4.15%, 1/24/29  3,500 4,030
Wells Fargo, VR, 2.572%, 2/11/31 (2) 5,610 5,814
Wells Fargo, VR, 3.068%, 4/30/41 (2) 8,915 9,348
Wells Fargo, VR, 5.013%, 4/4/51 (2) 1,920 2,675
Wells Fargo, Series BB, VR, 3.90% (2)(3) 1,465 1,516
242,728
Brokerage Asset Managers Exchanges 1.8%
Charles Schwab, Series I, VR, 4.00% (2)(3) 1,990 2,095
Intercontinental Exchange, 2.65%, 9/15/40  1,010 985
Intercontinental Exchange, 3.00%, 6/15/50 (4) 4,790 4,881
LSEGA Financing, 2.00%, 4/6/28 (1) 5,940 6,043
LSEGA Financing, 3.20%, 4/6/41 (1) 620 657
14,661

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Finance Companies 1.4%
AerCap Ireland Capital, 3.875%, 1/23/28  3,700 3,965
AerCap Ireland Capital, 6.50%, 7/15/25  2,315 2,700
Avolon Holdings Funding, 2.528%, 11/18/27 (1) 3,118 3,113
Park Aerospace Holdings, 5.50%, 2/15/24 (1) 1,093 1,198
10,976
Financial Other 1.3%
Country Garden Holdings, 3.875%, 10/22/30 (4) 6,000 6,006
Howard Hughes, 5.375%, 8/1/28 (1) 1,785 1,892
Longfor Group Holdings, 3.85%, 1/13/32  525 556
Shimao Group Holdings, 3.45%, 1/11/31 (4) 1,875 1,763
10,217
Insurance 3.8%
Centene, 2.45%, 7/15/28  3,070 3,105
Centene, 2.625%, 8/1/31  1,025 1,038
CNO Financial Group, 5.25%, 5/30/29  3,295 3,921
Enstar Group, 3.10%, 9/1/31  4,050 4,042
Equitable Financial Life Global Funding, 1.80%, 3/8/28 (1) 3,955 3,972
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 3,685 3,726
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50 (1) 5,930 6,285
New York Life Insurance, 3.75%, 5/15/50 (1) 3,755 4,327
30,416
Real Estate Investment Trusts 1.8%
American Campus Communities Operating Partnership, 3.875%,
1/30/31  3,715 4,162
Global Net Lease, 3.75%, 12/15/27 (1) 1,620 1,599
Hudson Pacific Properties, 3.25%, 1/15/30  3,520 3,750
Life Storage, 4.00%, 6/15/29  3,000 3,406
Starwood Property Trust, 3.625%, 7/15/26 (1) 2,005 2,022
14,939
Total Financial Institutions 323,937
INDUSTRIAL 40.5%
Capital Goods 1.8%
CANPACK, 3.125%, 11/1/25 (1) 2,400 2,439
Howmet Aerospace, 3.00%, 1/15/29  1,255 1,282
Johnson Electric Holdings, 4.125%, 7/30/24  5,990 6,409
Siemens Financieringsmaatschappij, 2.875%, 3/11/41 (1) 4,140 4,307
14,437
Communications 7.2%
AT&T, 3.30%, 2/1/52  2,325 2,316
AT&T, 3.50%, 6/1/41  610 644
AT&T, 3.50%, 9/15/53 (1) 3,975 4,067
AT&T, 6.375%, 3/1/41  3,000 4,322
Comcast, 2.887%, 11/1/51 (1) 2,035 2,022
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,785 1,885

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
SBA Tower Trust, 1.631%, 11/15/26 (1) 1,405 1,406
SBA Tower Trust, 2.328%, 1/15/28 (1) 820 857
SBA Tower Trust, 2.836%, 1/15/25 (1) 3,295 3,438
Sirius XM Radio, 3.125%, 9/1/26 (1) 995 1,014
Sirius XM Radio, 4.00%, 7/15/28 (1) 1,775 1,815
T-Mobile USA, 3.40%, 10/15/52 (1) 6,025 6,116
Verizon Communications, 1.75%, 1/20/31  3,420 3,303
Verizon Communications, 2.875%, 11/20/50  2,030 1,950
Verizon Communications, 2.987%, 10/30/56  4,687 4,514
Verizon Communications, 3.00%, 11/20/60  1,950 1,880
Virgin Media Secured Finance, 4.50%, 8/15/30 (1) 1,710 1,730
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (1) 400 410
Vodafone Group, 4.25%, 9/17/50  3,550 4,185
Vodafone Group, VR, 5.125%, 6/4/81 (2) 1,810 1,857
Walt Disney, 2.00%, 9/1/29  1,970 2,004
Walt Disney, 3.80%, 3/22/30  5,900 6,810
58,545
Consumer Cyclical 5.3%
Ford Motor Credit, 3.375%, 11/13/25  1,805 1,868
Hyundai Capital America, 1.80%, 1/10/28 (1) 2,450 2,437
Hyundai Capital America, 2.375%, 10/15/27 (1) 1,360 1,393
Marriott International, Series EE, 5.75%, 5/1/25  3,130 3,595
Marriott International, Series FF, 4.625%, 6/15/30  3,655 4,196
McDonald's, 3.625%, 9/1/49  1,970 2,219
McDonald's, 4.20%, 4/1/50  1,760 2,155
Nissan Motor, 3.522%, 9/17/25 (1) 5,525 5,911
Nordstrom, 2.30%, 4/8/24  345 346
Prime Security Services Borrower, 3.375%, 8/31/27 (1) 2,345 2,254
QVC, 4.45%, 2/15/25  2,150 2,295
QVC, 4.85%, 4/1/24  1,535 1,665
Ross Stores, 1.875%, 4/15/31  2,670 2,610
Starbucks, 3.35%, 3/12/50  4,652 4,959
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 4,095 4,847
42,750
Consumer Non-Cyclical 9.6%
AbbVie, 4.05%, 11/21/39  5,310 6,225
AbbVie, 4.25%, 11/21/49  1,665 2,023
AbbVie, 4.70%, 5/14/45  1,390 1,743
AbbVie, 4.875%, 11/14/48  2,085 2,727
Albertsons, 3.25%, 3/15/26 (1) 4,000 4,105
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  3,885 4,800
AstraZeneca, 1.375%, 8/6/30  4,250 4,076
Becton Dickinson & Company, 1.957%, 2/11/31  4,365 4,285
Becton Dickinson & Company, 4.669%, 6/6/47  2,570 3,245
Cardinal Health, 4.90%, 9/15/45  1,600 1,945

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
CommonSpirit Health, 2.782%, 10/1/30  1,188 1,241
CVS Health, 5.05%, 3/25/48  10,690 14,158
CVS Health, 5.125%, 7/20/45  265 350
Hasbro, 3.55%, 11/19/26  3,695 4,050
Hasbro, 3.90%, 11/19/29  1,765 1,971
Mount Sinai Hospitals Group, Series 2017, 3.981%, 7/1/48  294 337
Mount Sinai Hospitals Group, Series 2019, 3.737%, 7/1/49  3,516 3,926
Mount Sinai Hospitals Group, Series 2020, 3.391%, 7/1/50  1,535 1,647
Perrigo Finance Unlimited, 3.15%, 6/15/30  610 629
Perrigo Finance Unlimited, 3.90%, 12/15/24  5,424 5,798
Perrigo Finance Unlimited, 4.375%, 3/15/26  6,045 6,583
PRA Health Sciences, 2.875%, 7/15/26 (1) 1,875 1,913
77,777
Energy 9.8%
Aker BP, 3.00%, 1/15/25 (1) 5,575 5,889
Boardwalk Pipelines, 5.95%, 6/1/26  3,385 3,990
BP Capital Markets America, 2.939%, 6/4/51  1,940 1,891
Cameron LNG, 2.902%, 7/15/31 (1) 1,310 1,407
Cameron LNG, 3.302%, 1/15/35 (1) 2,510 2,702
Cameron LNG, 3.701%, 1/15/39 (1) 1,070 1,181
Cenovus Energy, 4.25%, 4/15/27  5,505 6,110
Cenovus Energy, 5.375%, 7/15/25  3,325 3,749
Cenovus Energy, 5.40%, 6/15/47  1,585 1,951
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  3,630 4,125
Continental Resources, 3.80%, 6/1/24  530 563
Diamondback Energy, 4.75%, 5/31/25  1,910 2,132
Energy Transfer, 5.00%, 5/15/50  1,945 2,276
Energy Transfer, 5.50%, 6/1/27  1,685 1,986
Energy Transfer, 6.00%, 6/15/48  1,670 2,120
Hess, 5.60%, 2/15/41  1,962 2,445
Hess, 7.125%, 3/15/33  400 540
Kinder Morgan, 3.60%, 2/15/51  1,250 1,283
Kinder Morgan, 5.05%, 2/15/46  2,175 2,673
Sabine Pass Liquefaction, 5.00%, 3/15/27  5,650 6,526
Sabine Pass Liquefaction, 5.625%, 3/1/25  760 865
Sabine Pass Liquefaction, 5.875%, 6/30/26  2,685 3,168
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 4,511
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 720 741
Woodside Finance, 3.65%, 3/5/25 (1) 6,650 7,109
Woodside Finance, 3.70%, 3/15/28 (1) 6,390 6,917
78,850
Industrial Other 0.1%
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 570 591
591

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Technology 4.4%
Apple, 2.65%, 2/8/51  4,190 4,138
CDW, 5.50%, 12/1/24  1,133 1,255
Fortinet, 2.20%, 3/15/31  2,420 2,435
Intel, 3.05%, 8/12/51  5,990 6,178
NXP, 2.50%, 5/11/31 (1) 4,105 4,218
NXP, 3.25%, 5/11/41 (1) 2,380 2,531
Oracle, 2.30%, 3/25/28  3,525 3,630
salesforce.com, 2.70%, 7/15/41  6,005 6,108
Tencent Holdings, 3.94%, 4/22/61  3,645 4,053
VMware, 1.80%, 8/15/28  1,070 1,057
35,603
Transportation 2.3%
Adani Ports & Special Economic Zone, 4.20%, 8/4/27  3,700 3,929
Kansas City Southern, 3.50%, 5/1/50  3,685 3,944
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 4,555 4,948
Transurban Finance, 2.45%, 3/16/31 (1) 3,335 3,396
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  1,201 1,301
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  1,461 1,458
18,976
Total Industrial 327,529
UTILITY 1.5%
Electric 1.5%
DPL, 4.125%, 7/1/25  2,065 2,207
Edison International, 4.95%, 4/15/25  1,740 1,918
Pacific Gas & Electric, 4.95%, 7/1/50  3,750 3,969
Southern California Edison, Series 20A, 2.95%, 2/1/51  3,060 2,812
Vistra Operations, 4.375%, 5/1/29 (1) 805 817
Total Utility 11,723
Total Corporate Bonds
(Cost $640,936) 663,189
EQUITY MUTUAL FUNDS 0.1%
Real Estate Select Sector SPDR Fund (4) 9 413
Utilities Select Sector SPDR Fund  6 422
Total Equity Mutual Funds
(Cost $807) 835
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 7.5%
Government Sponsored 0.1%
Petrobras Global Finance, 5.50%, 6/10/51  805 805
805

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Owned No Guarantee 6.1%
Abu Dhabi National Energy, 2.00%, 4/29/28 (1) 4,490 4,544
Abu Dhabi Ports, 2.50%, 5/6/31  400 411
Corp Nacional del Cobre de Chile, 3.15%, 1/15/51 (1)(4) 1,433 1,400
NBN, 2.625%, 5/5/31 (1) 4,840 4,999
Ooredoo International Finance, 2.625%, 4/8/31 (1) 2,215 2,287
Ooredoo International Finance, 3.75%, 6/22/26  200 222
Ooredoo International Finance, 5.00%, 10/19/25  2,060 2,371
Qatar Petroleum, 3.125%, 7/12/41 (1) 4,350 4,488
QNB Finance, 2.625%, 5/12/25  3,745 3,926
REC, 2.25%, 9/1/26  4,100 4,051
Saudi Arabian Oil, 3.50%, 4/16/29 (1) 3,500 3,817
Saudi Telecom, 3.89%, 5/13/29  3,700 4,131
SingTel Group Treasury, 1.875%, 6/10/30  6,000 5,981
Syngenta Finance, 4.441%, 4/24/23 (1) 6,755 7,084
49,712
Sovereign 1.3%
Kingdom of Saudi Arabia, 3.25%, 10/26/26  3,535 3,848
State of Qatar, 4.40%, 4/16/50 (1)(4) 5,400 6,703
10,551
Total Foreign Government Obligations & Municipalities
(Cost $59,515) 61,068
MUNICIPAL SECURITIES 1.6%
Colorado 0.1%
Colorado HFA, Covenant Living Community, Series B, 2.80%, 12/1/26  790 802
802
Illinois 0.5%
Illinois, Series A, GO, 3.14%, 10/1/24  3,880 4,027
4,027
Texas 1.0%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  4,600 4,670
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  3,110 3,231
7,901
Total Municipal Securities
(Cost $12,382) 12,730
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.8%
U.S. Treasury Obligations 1.8%
U.S. Treasury Bonds, 2.00%, 2/15/50 (5) 9,440 9,596
U.S. Treasury Bonds, 2.25%, 5/15/41 (5) 910 974

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.75%, 2/15/37 (5) 2,720 3,933
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $14,300) 14,503
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 0.05% (6)(7) 5,095 5,095
Total Short-Term Investments
(Cost $5,095) 5,095
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 0.07% (6)(7) 375 3,745
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 3,745
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 0.07% (6)(7) 493 4,930
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 4,930
Total Securities Lending Collateral
(Cost $8,675) 8,675
Total Investments in Securities 100.0%
(Cost $782,257) $ 808,018
Other Assets Less Liabilities (0.0)% (325)
Net Assets 100.0% $ 807,693
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$252,693 and represents 31.3% of net assets.

T. ROWE PRICE Corporate Income Fund

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(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) All or a portion of this security is on loan at August 31, 2021.
(5) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Seven-day yield
(7) Affiliated Companies
EUR Euro
GO General Obligation
HFA Health Facility Authority
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: JPMorgan Chase, A2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 3,975 94 18 76
BNP Paribas, Protection Sold (Relevant
Credit: Morgan Stanley, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 3,975 87 (34) 121
Total Bilateral Credit Default Swaps, Protection Sold (16) 197
Total Bilateral Swaps (16) 197
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.4%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 * 1,880 14 73 (59)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (59)
Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit: Altria
Group, A3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/26 * 5,789 148 113 35
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S35, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/26 (EUR) 20,605 3,224 3,169 55
Protection Sold (Relevant Credit: Republic
of Brazil, Ba2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 * 4,241 (139) (134) (5)
Protection Sold (Relevant Credit: Republic
of Colombia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 * 8,221 (109) (104) (5)

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Republic
of Peru, Baa1*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 * 11,945 108 96 12
Total Centrally Cleared Credit Default Swaps,
Protection Sold 92
Total Centrally Cleared Swaps 33
Net payments (receipts) of variation margin to date 1,047
Variation margin receivable (payable) on centrally cleared swaps $ 1,080
* Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $268.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 931 U.S. Treasury Long Bond contracts 12/21 151,724 $ 530
Short, 724 U.S. Treasury Notes five year contracts 12/21 (89,572) (90)
Long, 171 U.S. Treasury Notes ten year contracts 12/21 22,820 2
Long, 444 U.S. Treasury Notes two year contracts 12/21 97,826 37
Short, 140 Ultra U.S. Treasury Bonds contracts 12/21 (27,619) (145)
Short, 933 Ultra U.S. Treasury Notes ten year
contracts 12/21 (138,099) 28
Net payments (receipts) of variation margin to date (457)
Variation margin receivable (payable) on open futures contracts $ (95)

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 4,516  ¤  ¤ $ 5,095
T. Rowe Price Short-Term Fund,
0.07% 6,993  ¤  ¤ 8,675
Total $ 13,770^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,770.

T. ROWE PRICE Corporate Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Corporate Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Corporate Income Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Corporate Income Fund

F112-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 792,332 $ — $ 792,332
Convertible Preferred Stocks — 1,081 — 1,081
Equity Mutual Funds 835 — — 835
Short-Term Investments 5,095 — — 5,095
Securities Lending Collateral 8,675 — — 8,675
Total Securities 14,605 793,413 — 808,018
Swaps* — 283 — 283
Futures Contracts* 597 — — 597
Total $ 15,202 $ 793,696 $ — $ 808,898
Liabilities
Swaps* $ — $ 69 $ — $ 69
Futures Contracts* 235 — — 235
Total $ 235 $ 69 $ — $ 304
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.